Income and Expenses - Schedule of Other Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Expenses [Abstract]
Late charges & fine	$ (34,557)	$ (27,781)	$ (8,718)
Loss on disposal of property and equipment			(48,395)
Total other expenses	$ (34,557)	$ (27,781)	$ (57,113)